Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2022	Aug. 02, 2022
Related Party Transactions (Details) [Line Items]
Advanced amount								$ 150,000
Working capital amount								$ 300,000
Agreement amount						$ 5,000
Incurred expense						983,355	$ 251,492
Kimball Carr, Chief Executive Officer (CEO) and Chairman of the Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Issued of warrants (in Shares)	50,000
Term of warrant expires		Jan. 01, 2028		Jan. 01, 2028
Term		5 years		5 years
warrant amount				$ 2,701
Kimball Carr, Chief Executive Officer (CEO) and Chairman of the Board of Directors [Member] | Measurement Input, Share Price [Member]
Related Party Transactions (Details) [Line Items]
Price of per share (in Dollars per share)		$ 1.73		$ 1.73
Kimball Carr, Chief Executive Officer (CEO) and Chairman of the Board of Directors [Member] | Measurement Input, Price Volatility [Member]
Related Party Transactions (Details) [Line Items]
Percentage of volatility rate				27.13%
Kimball Carr, Chief Executive Officer (CEO) and Chairman of the Board of Directors [Member] | Measurement Input, Risk Free Interest Rate [Member]
Related Party Transactions (Details) [Line Items]
Percentage of risk-free rate				3.94%
Consulting Agreement [Member] | Star Circle Advisory Group, LLC [Member]
Related Party Transactions (Details) [Line Items]
Incurred expense						$ 450,000	$ 141,000
Payable amount									$ 33,000
Incurred expense		$ 119,900	$ 99,000	$ 317,900	$ 351,000
Consulting Agreement [Member] | Blue Heron Consulting [Member]
Related Party Transactions (Details) [Line Items]
Incurred expense		$ 252,001	$ 290,737	$ 794,148	$ 744,698